Receivable From MF Global	12 Months Ended
Dec. 31, 2011
Receivable From MF Global [Abstract]
Receivable From MF Global

Note 5. Receivable from MF Global

On October 31, 2011, MF Global Inc., the Company's clearing broker at that time ("MF Global"), reported to the Securities and Exchange Commission ("SEC") and the Commodity Futures Trading Commission ("CFTC") possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation led by the Securities Investor Protection Corporation ("SIPC") would be the safest and most prudent course of action to protect customer accounts and assets, and a SIPC led liquidation commenced. The Company held $35,477,485 of assets in customer segregated and secured amount accounts on deposit as required to support futures positions at MF Global as of October 31, 2011, although the majority of the Company's assets were then, and are now, held in bank custody accounts.

On November 21, 2011, the liquidation trustee for MF Global (the "Trustee") made a statement that the apparent shortfall in MF Global segregated funds could be as much as $1.2 billion. In light of the foregoing, the inherent uncertainty in the timing and results of the liquidation process from the bankruptcy proceedings, and after consultation with professional advisors, the Managing Member made the decision to account for the Company's estimated exposure to such shortfall by recording a reserve in accordance with GAAP, of $7,330,679 or 2.33% of the member's equity of the Total Index Series and $486,844 or 3.17% of the member's equity of the Agricultural Sector Series, although there can be no assurance that any actual shortfall will not be greater than the Trustee's estimate or that missing segregated funds will not be located reducing the estimated shortfall. The remaining receivable from MF Global of $12,020,261, as of December 31, 2011, is estimated by management based upon information provided by the Trustee and may be subject to change in the near term. Such change could be material to the statement of financial condition.

Given the adverse impact of the MF Global liquidation and surrounding events, the Company is issuing separate classes of Interests to Members (Class B Interests) who invest in the Total Index Series or the Agricultural Sector Series on or after November 1, 2011. Members in these separate classes will not participate in any losses related to the MF Global liquidation nor will they participate in the recoveries from MF Global or the reversals of any reserves or losses taken related to the MF Global liquidation.

The loss to the Company due to the MF Global bankruptcy as of October 31, 2011 is included in the statement of operations as investment income (loss).